Annual Total Returns - Investor Class	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Oakmark Fund
Prospectus [Line Items]
Annual Return [Percent]	16.02%	30.89%	(13.36%)	34.20%	12.90%	26.98%	(12.73%)	21.14%	18.35%	(3.95%)
Oakmark Select Fund
Prospectus [Line Items]
Annual Return [Percent]	14.15%	43.00%	(22.74%)	34.04%	10.76%	27.69%	(24.88%)	15.72%	15.31%	(3.58%)
Oakmark Global Fund
Prospectus [Line Items]
Annual Return [Percent]	2.53%	17.25%	(16.85%)	18.80%	9.00%	29.60%	(18.97%)	27.08%	4.65%	(4.38%)
Oakmark Global Select Fund
Prospectus [Line Items]
Annual Return [Percent]	4.68%	22.70%	(22.47%)	19.21%	13.04%	29.80%	(21.19%)	21.18%	9.93%	1.85%
Oakmark International Fund
Prospectus [Line Items]
Annual Return [Percent]	(4.60%)	18.81%	(15.65%)	9.03%	4.92%	24.21%	(23.43%)	29.75%	7.91%	(3.83%)
Oakmark International Small Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	(2.93%)	19.52%	(14.46%)	19.11%	5.02%	31.90%	(23.73%)	26.08%	6.30%	0.74%
Oakmark Equity and Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.72%	17.34%	(12.92%)	21.55%	8.68%	19.31%	(8.33%)	14.46%	10.97%	(4.60%)